Submission	Jun. 08, 2026
Submission [Line Items]
Central Index Key	0001707753
Registrant Name	Elastic N.V.
Form Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A